Note 12 - Lease - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Beginning balance	$ 205	$ 261
Additions during the year, right of use assets	0	0
Depreciation	(65)	(56)
Ending balance	$ 140	$ 205